Schedule of Changes in Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit	Mar. 31, 2013 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Postretirement Benefit Plans, Defined Benefit	Mar. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2011 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2010 Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 309	$ 286	$ 286	$ 278		$ 484		$ 318	$ 308		$ 15	$ 14	$ 14	$ 13		$ 9	$ 6	$ 6	$ 6
Service cost	1	1	3	2	3	4	2	8	8	8	0	0	0	0	0	0	0	1	0	0
Interest cost	3	3	12	14	15	4	4	17	17	15	0	0	1	1	1	0	0	0	0	0
Actuarial losses	(2)	0	25	14		(2)	0	143	3		0	0	0	1		0	0	2	0
Foreign currency exchange rate changes			0	0				6	(11)				0	0				0	0
Benefits paid			(19)	(22)				(9)	(8)				0	(1)				0	0
Plan amendments			2	0				0	0				0	0				0	0
Employee contributions			0	0				1	1				0	0				0	0
Benefit obligation at end of year			309	286	278		484	484	318	308			15	14	13			9	6	6
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	225	200	200	207		278		231	201		0	0	0	0		1	0	0	0
Actual return on plan assets			25	0				36	25				0	0				0	0
Foreign currency exchange rate changes			0	0				5	(9)				0	0				0	0
Employer contributions			19	15				14	21				0	1				1	0
Benefits paid			(19)	(22)				(9)	(8)				0	(1)				0	0
Employee contributions			0	0				1	1				0	0				0	0
Fair value of plan assets at end of year			225	200	207		278	278	231	201			0	0	0			1	0	0
Funded status of the plan at end of year			$ (84)	$ (86)			$ (206)	$ (206)	$ (87)				$ (15)	$ (14)				$ (8)	$ (6)